Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (Motor Vehicles, Buildings And Other Equipment [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Motor Vehicles, Buildings And Other Equipment [Member]
Operating Leased Assets [Line Items]
2015	$ 1,332
2016	938
2017	531
2018	402
2019	379
Thereafter	$ 1,514